Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2016
Registrant Name	dei_EntityRegistrantName	PUTNAM FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001005942
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	PFT
Document Creation Date	dei_DocumentCreationDate	Oct. 31, 2018
Document Effective Date	dei_DocumentEffectiveDate	Nov. 01, 2018
Prospectus Date	rr_ProspectusDate	Nov. 30, 2017
Supplement Text	PFT_SupplementText

Prospectus Supplement	November 1, 2018

Putnam Short Duration Income Fund
Prospectus dated November 30, 2017

Effective November 1, 2018, class T shares of the fund will be redesignated as class N shares and will be available for purchase by all investors.

In connection with this redesignation, the prospectus is supplemented as follows.

All references to “class T” are removed and replaced with references to “class N.”

The following information replaces similar information for the share class under Fund summary — Fees and expenses – Shareholder fees:

	Maximum sales charge (load)	Maximum deferred sales charge (load) (as
Share	imposed on purchases (as	a percentage of original purchase price or
class	a percentage of offering price)	redemption proceeds, whichever is lower)
Class N	1.50%	0.25% †

† Applies only to certain redemptions of shares bought with no initial sales charge.

The following information replaces similar disclosure for the share class under Fund summary — Fees and expenses – Example:

Share class	1 year	3 years	5 years	10 years
Class N	$205	$356	$519	$994

The following information replaces similar information for the share class under Fund summary – Investments, risks, and performance – Performance – Average annual total returns after sales charges:

			Since inception
Share class	1 year	5 years	(10/17/11)
Class N before taxes**	-0.68%	0.20%	0.20%

**Class N shares were not outstanding during the periods shown. Performance shown for class N shares is derived from the historical performance of class A shares, adjusted for the sales charge and higher 12b-1 fees currently applicable to class N shares.

312693 11/18

Putnam Short Duration Income Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns after sales charges (for periods ending 12/31/16)
Putnam Short Duration Income Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	1.50%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	0.25%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 205
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	356
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	519
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 994
1 Year	rr_AverageAnnualReturnYear01	(0.68%)	[2]
5 Years	rr_AverageAnnualReturnYear05	0.20%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	0.20%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 17, 2011	[2]

[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	Class N shares were not outstanding during the periods shown. Performance shown for class N shares is derived from the historical performance of class A shares, adjusted for the sales charge and higher 12b-1 fees currently applicable to class N shares.